SHAREHOLDERS' EQUITY (Details)							1 Months Ended	12 Months Ended
		May 06, 2026 USD ($) $ / shares shares	Apr. 10, 2026	Jan. 08, 2026 USD ($) $ / shares shares	Jul. 03, 2024 USD ($) $ / shares shares	Sep. 05, 2022 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares	Mar. 31, 2022 shares	Mar. 31, 2023 shares
SHAREHOLDERS' EQUITY
Total gross proceeds (in Dollars) | $								$ 2,200,000
Number of shares convertible								1
Total proceeds (in Dollars) | $								$ 0		$ 0		$ 458,341
Increase in common stock authorized capital (in Dollars) | $				$ 10,000
Restricted net assets (in Dollars) | $								7,105,116		$ 5,674,808
Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Increase in common stock authorized capital (in Dollars) | $		$ 50,000
Director [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Board of directors share consolidation issued and unissued description			the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.
Common Stock [Member]
SHAREHOLDERS' EQUITY
Pre share consolidation shares				500,000,000
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001
Authorized share capital value (in Dollars) | $								$ 200,000,000
Authorized share capital								125,000,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016				$ 0.0016
Common stock shares authorized				31,250,000
Increase in common stock authorized capital (in Dollars) | $				$ 50,000
Common Stock [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		125,000,000,000
Increase in common stock authorized capital (in Dollars) | $		$ 200,000,000
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Pre share consolidation shares				100,000,000
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016
Common stock shares authorized				6,250,000
Ordinary Shares [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		31,250,000
IPO [Member]
SHAREHOLDERS' EQUITY
Option exercisable tterm for underwriters					45 days
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase						17,813	12,500
Pre share consolidation shares				450,000,000		285,000	200,000						14,144,000
Public offering price (in Dollars per share) | $ / shares						$ 32	$ 36.8
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001		$ 2	$ 2.3
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016				$ 0.0016	[1]	$ 0.0016	[1]
Common stock shares authorized				28,125,000				112,500,000,000	[1]	112,500,000,000	[1]
Number of votes								1
Common stock shares issued								1,656,609	[1]	1,115,172	[1]		14,144,000
Common stock shares outstanding								1,656,609	[1]	1,115,172	[1]		884,000
Total proceeds (in Dollars) | $						$ 552,892	$ 458,341
Additional shares				22,500,000
Pre-Share Consolidation additional shares				360,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		28,125,000
Additional shares		112,471,875,000
Class A Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase	[2]									78,125		12,500
Pre share consolidation shares				90,000,000
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016				$ 0.0016
Common stock shares authorized				5,625,000				112,500,000,000
Common stock shares outstanding	[2]							1,656,609		1,115,172		914,313		901,813
Class A Ordinary Shares [Member] | Common Stock [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		112,500,000,000
Class A Ordinary Shares [Member] | IPO [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase					78,125
Pre share consolidation shares					1,250,000
Public offering price (in Dollars per share) | $ / shares					$ 64
Pre-Share Consolidation share price (in Dollars per share) | $ / shares					$ 4
Total gross proceeds (in Dollars) | $					$ 5,000,000
Underwriting discounts and other related expenses (in Dollars) | $					$ 1,176,197
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase					11,719
Pre share consolidation shares					187,500
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Pre share consolidation shares				50,000,000									5,856,000
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016				$ 0.0016	[1]	$ 0.0016	[1]
Common stock shares authorized				3,125,000				12,500,000,000	[1]	12,500,000,000	[1]
Number of votes								400
Common stock shares issued								366,000	[1]	366,000	[1]		366,000
Common stock shares outstanding								366,000	[1]	366,000	[1]		366,000
Additional shares				2,500,000
Pre-Share Consolidation additional shares				40,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		3,125,000
Additional shares		12,496,875,000
Class B Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY
Pre share consolidation shares				10,000,000
Pre-Share Consolidation share price (in Dollars per share) | $ / shares				$ 0.0001
Common stock par value (in Dollars per share) | $ / shares				$ 0.0016
Common stock shares authorized				625,000				12,500,000,000
Common stock shares outstanding	[2]							366,000		366,000		366,000		366,000
Class B Ordinary Shares [Member] | Common Stock [Member] | Subsequent Event [Member]
SHAREHOLDERS' EQUITY
Common stock par value (in Dollars per share) | $ / shares		$ 0.0016
Common stock shares authorized		12,500,000,000

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).
[2]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).